INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Our intangible assets include patent costs totaling $53,482 less amortization of patent costs of $194 at December 31, 2018. We had no capitalized patent costs at December 31, 2017.